PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross	$ 14,894	$ 14,370
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	12,996	12,341
Depreciated cost	1,898	2,029
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	470	472
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	242	205
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment, Gross	9,826	9,396
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	9,420	9,103
Office Furniture and Equipment [Member]
Property, Plant and Equipment, Gross	1,875	1,790
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,435	1,250
Motor vehicles [Member]
Property, Plant and Equipment, Gross	244	243
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	124	97
Software [Member]
Property, Plant and Equipment, Gross	2,479	2,469
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,775	$ 1,686